Stockholders’ Deficit (Details)				1 Months Ended			9 Months Ended	12 Months Ended
	Jan. 07, 2021 shares	Aug. 14, 2020 shares	Jul. 01, 2012 shares	Jan. 31, 2021 shares	Jan. 29, 2021 shares	Feb. 24, 2020 shares	Sep. 30, 2021 $ / shares shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Jun. 30, 2021 shares	Feb. 02, 2021 $ / shares	Jul. 08, 2020 USD ($) $ / shares shares	Mar. 31, 2020 $ / shares shares	Jan. 31, 2020 $ / shares shares	Jul. 11, 2018 $ / shares shares	Jul. 05, 2016 $ / shares shares
Stockholders’ Deficit (Details) [Line Items]
Common stock vote per share (in Dollars per share) | $ / shares							$ 1		$ 1
Common stock, shares authorized							75,000,000		75,000,000	60,000,000							50,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.00001		$ 0.00001	$ 0.00001					$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued							27,507,253		27,184,882	27,004,791					75,000,000	60,000,000
Common stock, shares outstanding					4,312,500		27,507,253		27,184,882	27,004,791
Number of board of directors							2
Stock over a service period							4 years		4 years
Preferred stock, shares issued							21,671,491		21,671,491	15,342,075					22,806,009
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.00001		$ 0.00001	$ 0.00001					$ 0.00001
Number of board of directors									2
Unvested shares										254,794
Shareholder to an investor price per share (in Dollars per share) | $ / shares													$ 8.3736
Aggregate purchase price (in Dollars) | $													$ 250,011
Preferred stock, shares authorized							22,806,009		22,806,009	16,872,475
Recapitalization conversion ratio					1.2
Number of shares were forfeited						257,649
Number of shares issued			376,344
Growth Capital Acquisition Corp. [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares outstanding					4,312,500
Preferred stock, shares issued
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001						$ 0.0001
Shareholder to an investor price per share (in Dollars per share) | $ / shares												$ 10
Preferred stock, shares authorized							1,000,000	1,000,000						1,000,000
Percentage of sum of total number of all shares of common stock outstanding							20.00%	20.00%
Common stock voting rights, description							Holders of the Company’s common stock are entitled to one vote for each share of common stock.	Holders of the Company’s common stock are entitled to one vote for each share of common stock.
Recapitalization conversion ratio					1.2
Number of shares were forfeited						257,649
Number of shares issued			376,344
Growth Capital Acquisition Corp. [Member] | Hb Strategies Llc [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of shares issued		718,750
Preferred Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares							$ 0.0001
Preferred stock, shares authorized							1,000,000
Class F [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized							8,402,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.00001								$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares issued							8,372,143		8,372,143						8,402,000	8,450,000	8,500,000
Common stock, shares outstanding							8,372,143			8,402,000
Sale of shares													29,857
Series A Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																	$ 0.00001
Common stock, shares issued																	8,000,000
Preferred stock, shares issued															8,000,000
Series B Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																$ 0.00001
Common stock, shares issued																5,600,000
Preferred stock, shares issued															4,069,000
B-1 Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, par value (in Dollars per share) | $ / shares																$ 0.00001
Common stock, shares issued																3,272,475
Preferred stock, shares issued															3,272,475
Series C Preferred Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Preferred stock, shares issued															7,463,934
Class A Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized							100,000,000	100,000,000						100,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares issued							0	17,250,000						0
Common stock, shares outstanding							0	0			0			0
Common stock subject to possible redemption							17,250,000	17,250,000
Class B Common Stock [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares outstanding	3,593,750					4,312,500
Recapitalization conversion ratio						0.8425
Number of shares were forfeited	718,750
Class B Common Stock [Member] | Nautilus [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Class B Common Stock [Member] | Hb Strategies Llc [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Class B Common Stock [Member] | Sponsor [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of board of directors						3
Number of shares were forfeited		2,833,333
Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member]
Stockholders’ Deficit (Details) [Line Items]
Common stock, shares authorized							10,000,000	10,000,000						10,000,000
Common stock, par value (in Dollars per share) | $ / shares							$ 0.0001	$ 0.0001						$ 0.0001
Common stock, shares issued							4,312,500	4,312,500						4,312,500
Common stock, shares outstanding	3,593,750					4,312,500	4,312,500	4,312,500						4,312,500
Recapitalization conversion ratio					1.2	0.8425
Founder shares outstanding				3,593,750		4,312,500
Number of shares were forfeited	718,750			718,750
Aggregate shares					4,312,500
Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member] | Nautilus [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member] | Hb Strategies Llc [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of shares issued		1,379,167
Class B Common Stock [Member] | Growth Capital Acquisition Corp. [Member] | Sponsor [Member]
Stockholders’ Deficit (Details) [Line Items]
Number of board of directors						3
Number of shares were forfeited		2,833,333